INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	$ 248	$ 177	$ 686	$ 465
Non-controlling interests	1	1	2	2
Net income	249	178	688	467
Items that may be reclassified subsequently to income:
Foreign exchange fluctuation reserve	1	5	17	1
Effective portion of changes in the fair value of cash flow hedges	(26)	28	80	8
Fair value gain (loss) on investments measured at fair value through other comprehensive income	1	15	2	11
Total other comprehensive income (loss)	(24)	48	99	20
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	(24)	47	95	20
Non-controlling interests	0	1	4	0
Total other comprehensive income (loss)	(24)	48	99	20
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	224	224	781	485
Non-controlling interests	1	2	6	2
Total comprehensive income	$ 225	$ 226	$ 787	$ 487